Income taxes - Movement in deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	¥ 168,552	¥ 183,520
Charged to profit or loss (continuing operations)	(14,081)	(13,085)
Exchange rate difference	(138)	(1,883)
At the end	154,333	168,552
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	34,253	28,567
Charged to profit or loss (continuing operations)	(2,536)	6,278
Exchange rate difference	(21)	(592)
At the end	31,696	34,253
Intra-group unrealized profits
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	14,696	37,709
Charged to profit or loss (continuing operations)	(3,556)	(22,931)
Exchange rate difference	(43)	(82)
At the end	11,097	14,696
Credit loss and impairment
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	50,347	50,881
Charged to profit or loss (continuing operations)	(8,673)	683
Exchange rate difference	(101)	(1,217)
At the end	41,573	50,347
Loss from waiver of intercompany receivables of discontinued operations
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	61,548	61,548
Charged to profit or loss (continuing operations)	0
At the end	61,548	61,548
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning	7,708	4,815
Charged to profit or loss (continuing operations)	684	2,885
Exchange rate difference	27	8
At the end	¥ 8,419	¥ 7,708